Merk Absolute Return Currency Fund
Investment Objective
The Fund seeks to generate positive absolute returns by investing in securities and instruments that create exposure to currencies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Merk Absolute Return Currency Fund	Investor Shares	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Merk Absolute Return Currency Fund	Investor Shares	Institutional Class
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	none
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	1.30%	1.05%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Merk Absolute Return Currency Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Shares	132	412	713	1,568
Institutional Class	107	334	579	1,283

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The portfolio turnover rate is calculated without regard to any securities whose maturities or expiration dates at the time of acquisition were one year or less.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in money market instruments and high quality debt securities denominated in a currency to which the Fund seeks exposure or in a combination of U.S. dollar denominated securities and forward currency contracts that expose the Fund to such currencies. Positive absolute returns may be generated from the income produced by the debt securities, plus (minus) the gains (losses) resulting from fluctuations in the values of currencies relative to the U.S. dollar. Absolute returns means a positive return over time irrespective of prevailing market conditions.

The Fund will be exposed primarily to currencies of developed countries that, in the Adviser’s opinion, have liquid currency markets. For purposes of pursuing its investment goal, the Fund will typically enter into derivative currency transactions, including currency forwards and cross currency forwards. The Fund may also invest in options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, and cross currency swaps. Additionally, the Fund may take delivery of foreign currencies and sell actual foreign currencies.

To the extent that the Fund has gained exposure to local currencies through investments in forward currency contracts and other derivative instruments mentioned above, the Fund will not invest a substantial portion of its assets directly in securities of issuers located in such local markets.

In seeking to achieve positive absolute returns, the Adviser makes currency exposure allocations based on quantitative and qualitative analysis.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Quantitative Analysis. The Adviser may consider quantitative factors to determine portfolio allocations. Quantitative factors that the Adviser may consider include fundamental and technical analysis of currency and economic data. Fundamental considerations may include a country’s gross domestic product or the central bank’s benchmark interest rate. Technical considerations may include the relative performance of currencies over time.

Additionally, the Adviser may utilize statistical currency analysis to assess overall portfolio risk. This process is referred to as “risk overlay.”

Qualitative Analysis. Qualitative factors that the Adviser may consider include an analysis of monetary policies pursued by central banks and economic environments; a country’s perceived political stability; the risk of government intervention in its financial markets; and proprietary analysis on the outlook of a country’s currency. This process is referred to as “macro overlay.”

The Adviser integrates the quantitative and qualitative analyses by:

•	Determining currency allocations based on quantitative factors;
•	Balancing currency allocations based on a “risk overlay,” and
•	Utilizing a “macro overlay” to adjust currency allocations based on qualitative factors.

Once the Adviser has determined the appropriate currency exposure levels, the Adviser will select instruments to create a liquid portfolio of short duration. To mitigate interest rate and credit risk to its portfolio, the Adviser typically maintains a weighted average portfolio maturity of less than eighteen months and buys money market and high quality debt securities. The Adviser may modify the Fund’s currency allocations as its analysis evolves.

The Adviser may sacrifice yield in return for high credit quality of debt securities. The Adviser may choose to buy exclusively U.S. fixed-income instruments in conjunction with forward contracts to obtain exposure to currencies.

Principal Investment Risks

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that investors closely review and understand the risks of investing in the Fund.

Counterparty Risk. A counterparty to a derivative or other financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. The Fund may experience delays in obtaining recovery or obtain limited or no recovery in such circumstances.

Currency Exchange Rate Risk. Changes in currency exchange rates may affect the U.S. dollar value of the Fund’s investments, including forward currency contracts, cross currency forwards, currency futures, currency swaps and cross currency swaps.

Currency Management Strategies Risk. Currency management strategies, including currency forwards and cross currency forwards, options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, cross currency swaps, and cross-hedging, may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.

Derivatives Risk. The risks of investments in derivatives, including swaps, options, futures contracts and options on futures contracts, include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s securities. Investment risk and price volatility may increase as a security’s credit rating declines.

Interest Rate Risk. The value of your investment in the Fund may change in response to changes in interest rates. An increase in interest rates may cause a fall in the value of the fixed-income securities in which the Fund may invest.

Foreign Instruments Risk. Foreign investments are subject to risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer’s condition because there is not sufficient publicly available information about the issuer. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S.

Forward Currency Contract Risk. Entering into forward currency transactions may generate profits or losses for the Fund depending upon movements in the currencies in which the forward currency contract is denominated.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political or regulatory events affecting those countries or regions in which the Fund focuses its investments.

Liquidity Risk. Certain securities and derivatives held by the Fund may be difficult to sell at the time and price the Adviser would like. As a result, the Fund may have to hold these investments longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Management Risk. The Fund is actively managed, and its performance will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objectives.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Tax Risk. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. In the event the U.S. Department of the Treasury issues regulations excluding from the definition of “qualifying income” a regulated investment company’s foreign currency gains not “directly related” to its “principal business” of investing in securities (or options and futures with respect thereto), the Fund’s Board may authorize a significant change in investment strategy or Fund liquidation.

Performance Information

The following chart illustrates the variability of the Investor Share's returns as of December 31, 2011. Because the Investor Shares have higher expenses than the Institutional Shares, the performance of the Investor Shares would be lower than the performance that the Institutional Shares realized for the same period. The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns for one year and since inception compare to the Citigroup 3-Month U.S. T-Bill Index. Updated performance information is available at www.merkfunds.com or by calling (866) MERK FUND or (866) 637-5386 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Annual Returns as of December 31 Investor Shares

During the period shown, the highest return for a quarter was 2.56% for the quarter ended December 31, 2010, and the lowest return was -6.01% for the quarter ended September 30, 2011.

The calendar year-to-date total return as of June 30, 2012 was -7.53%.

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year		Since Inception		Inception Date
Merk Absolute Return Currency Fund Investor Shares	Return Before Taxes	(8.41%)		(2.63%)
Merk Absolute Return Currency Fund Investor Shares After Taxes on Distributions	Return After Taxes on Distributions	(9.22%)		(3.01%)
Merk Absolute Return Currency Fund Investor Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(5.42%)		(2.42%)
Merk Absolute Return Currency Fund Institutional Class	Return Before Taxes	(8.29%)	[1]	(2.46%)	[1]
Merk Absolute Return Currency Fund						Sep. 09, 2009
Merk Absolute Return Currency Fund Citigroup 3-Month U.S. T-Bill Index	(reflects no deduction for fees, expenses or taxes)	0.08%		0.11%	[2]
[1]	For the Institutional Shares, performance for the periods are blended average annual returns which include the returns of Investor Shares prior to April 1, 2010, the commencement of operations of Institutional Shares.
[2]	Since August 31, 2009.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.